INVESTMENTS (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Nov. 30, 2009	Sep. 30, 2012	Sep. 30, 2011
INVESTMENTS [Abstract]
Number of shares acquired	3,300,000	800,000
Investment in marketable securities	$ 33,000	$ 48,000	$ 33,000
Discount factor	20.00%	20.00%